FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Narrative (Details) $ in Thousands, $ in Thousands	13 Months Ended
	Sep. 30, 2023 CAD ($)	May 25, 2023 USD ($) tranches	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 26,832		$ 69,049
Maximum exposure to credit risk	90,351		171,799
Cash	33,864		68,515	$ 55,365
Working capital	133,545		166,338
Contractual capital commitments	$ 850
Change In Benchmark Interest Rates	1.00%
Long-term borrowings
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 155		$ 235
Laurentian | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 49
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced		$ 8,000
Number of remaining tranches, secured convertible loan | tranches		2
Second and third | Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced		$ 4,750